Inventories (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials and supplies	$ 1,688,415	$ 1,811,749
Work in process	732,573	334,322
Finished goods		60,499
Total inventories	$ 2,420,988	$ 2,206,570